CAPITAL STRUCTURE (Tables)	3 Months Ended
Mar. 31, 2025
Equity [Abstract]
Schedule of stock option activity

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Contractual Life (Years)	Intrinsic Value
Outstanding at December 31, 2024	279,625	$15.29	8.74	$–
Granted	87,375	10.52	10.00
Forfeited	–	–
Exercised	–	–
Outstanding at March 31, 2025	367,000	$14.15	8.84	$380,400

Schedule of weighted average assumptions

	For the three months ended March 31,
	2025	2024
Expected term, in years	5.84	5.38
Expected volatility	94.85%	79.35%
Risk-free interest rate	4.06%	3.66%
Dividend yield	–	–

Schedule of warrants outstanding

				Outstanding at
Reference	Date Issued	Exercise price	Expiration	March 31, 2025	December 31, 2024
Warrant Holder 1	5/28/2021	$59.40	5/13/26	8,380	8,380
Warrant Holder 1	5/28/2021	$118.80	5/13/26	8,422	8,422
Warrant Holder 1	5/28/2021	$296.80	5/13/26	8,422	8,422
Warrant Holder 2	7/30/21	$59.40	7/30/26	421	421
Warrant Holder 2	7/30/21	$296.80	6/1/26	1,263	1,263
Warrant Holder 5	12/20/21	$59.40	12/20/26	2,948	2,948
Warrant Holder 18	3/30/22	$178.20	3/30/25	–	4,211
Warrant Holder 20	1/3/23	$50.00	1/2/27	5,000	5,000
Warrant Holder 21	1/20/23	$38.00	1/19/27	12,500	12,500
Series A & B Warrants	6/16/23	$27.20	12/16/28	306,250	306,250
Series A Warrants	10/23/23	$27.20	4/26/25	100,000	100,000
Series B Warrants	10/23/23	$27.20	4/26/29	100,000	100,000
Warrant Holder 22	6/16/23	$25.00	12/16/28	6,300	6,300
Warrant Holder 22	10/23/23	$28.00	4/26/29	3,300	3,300
Warrant Holder 23	6/16/23	$25.00	12/16/28	4,200	4,200
Warrant Holder 23	10/23/23	$28.00	4/26/29	2,400	2,400
Warrant Holder 24	10/23/23	$28.00	4/26/29	300	300
Pre-Funded Warrants 2	12/28/23	$0.002	– *	50,000	150,000
Pre-Funded Warrants 3	2/8/24	$0.002	– *	200,000	300,000
Warrant Holder 25	1/20/25	$12.00	1/20/30	100,000	–
	Total Warrants outstanding			920,105	1,024,317

*	Pre-funded warrants, do not expire.